Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Net sales	$ 10,878,242	$ 16,102,136
Cost of goods sold	3,832,977	6,845,466
Gross profit	7,045,265	9,256,670
Operating expenses
Selling and marketing	4,104,991	6,989,660
General and administrative	7,839,639	17,081,915
Total operating expenses	11,944,630	24,071,575
Operating loss	(4,899,365)	(14,814,905)
Other income (expense):
Interest expense, net	(3,148,032)	(13,212,583)
Change in fair value of embedded derivatives	(87,303)
Other income	1,800,000
Gain on employee warrants liability		173,432
Loss on investment and extinguishment of debt	(108,384)
Unrealized loss on investment		(5,018,735)
Realized loss on investment in marketable securities		(4,920,556)
Other non-operating income (expense), net	(268,453)	108,184
Total other expense, net	(1,812,172)	(22,870,258)
Loss before income taxes	(6,711,537)	(37,685,163)
Income tax expense
Net loss	(6,711,537)	(37,685,163)
Other comprehensive loss, net of tax:
Currency translation adjustments	(46,487)	(243,196)
Total other comprehensive loss	(46,487)	(243,196)
Comprehensive loss	$ (6,758,024)	$ (37,928,359)
Loss per share:
Loss per share - Basic	$ (0.02)	$ (0.14)
Loss per share - Diluted	$ (0.02)	$ (0.14)
Weighted average shares:
Weighted average shares, Basic	374,987,603	274,108,025
Weighted average shares, Diluted	374,987,603	274,108,025